Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 01, 2022	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain company financial metrics. For further information concerning our pay-for-performance philosophy and how we align executive compensation with Company financial performance, refer to “Compensation Discussion and Analysis” above.

The following table provides information showing the relationship during fiscal 2021, 2022, 2023, 2024 and 2025 between (1) compensation “actually paid” (“CAP” as defined by the SEC rule and further described below) to (a) each person serving as our principal executive officer (“PEO”) and (b) our non-PEO NEOs, on an average basis, and (2) the Company’s financial performance based on Total Shareholder Return (“TSR”) and Net Income, and the Company-selected metric Revenue. Information in this section will not be deemed to be incorporated by reference into any of our filings under the Securities Act of 1933, as amended, or the Exchange Act, except as we may specifically do so by reference to this section.

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Former PEO(1) ($)	Compensation Actually Paid to Former PEO(2) ($)	Summary Compensation Table Total for Current PEO(3) ($)	Compensation Actually Paid to Current PEO(4) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(5) ($)	Average Compensation Actually Paid to Non-PEO NEOs(6) ($)	Total Share- holder Return(7) ($)	Peer Group Total Share- holder Return(7)(8) ($)	Net Income ($M)	Revenue ($M)(9)

2025	N/A	N/A	9,152,205	14,740,495	2,866,116	3,717,818	114.90	159.96	255	2,093
2024	N/A	N/A	8,429,289	15,254,439	2,472,846	3,848,778	108.88	168.24	235	1,843
2023	N/A	N/A	7,890,857	13,246,252	2,908,481	4,183,733	70.15	142.21	171	1,780
2022	5,432,772	(5,857,591)	5,164,747	3,139,666	1,902,297	974,991	41.43	117.82	71	1,662
2021	6,150,602	1,948,362	N/A	N/A	1,775,991	868,992	72.99	130.35	128	1,602

(1)
The Former PEO is Rexford Tibbens. Mr. Tibbens served as our CEO during fiscal 2020, fiscal 2021 and fiscal 2022 until June 1, 2022. The dollar amounts reported in this column represent the total amounts reported for Mr. Tibbens for each corresponding year in the “Total” column of the “Summary Compensation Table” previously reported in our 2023 Proxy Statement.
(2)
The fair value of each stock option award was estimated as of the relevant valuation date in accordance with Topic 718 using a variation of the Black-Scholes option pricing model and the key input variables (assumptions) of that model as described in Note 10 to our financial statements for the fiscal year ended December 31, 2025 included in the Company’s Annual Report on Form 10-K filed with the SEC on February 26, 2026.The assumptions used were not materially changed from those described in Note 10 but were updated at each valuation date to reflect the then-current value of each variable. The fair value of PSUs was estimated at each valuation date using the market price of our Common Stock on the relevant valuation date and an adjustment to reflect actual performance in any completed performance year and an assumption regarding attainment of the performance goals for the remaining performance period.
(3)
The Current PEO is William Cobb. Mr. Cobb has served as our CEO since June 1, 2022. The dollar amounts reported in this column represent the total amounts reported for Mr. Cobb for fiscal 2022, 2023, 2024 and 2025 in the “Total” column of the “Summary Compensation Table” of this Proxy Statement.
(4)
The fair value of each PSO award that remained subject to both service- and market-based vesting conditions as of the relevant valuation date was estimated in accordance with FASB ASC Topic 718 using a Monte-Carlo pricing model, and the fair value of each PSO award that remained subject only to service-based vesting conditions as of the valuation date was estimated in accordance with FASB ASC Topic 718 using a variation of the Black-Scholes pricing model, and the key input variables (assumptions), each as described in Note 10 to our financial statements for the fiscal year ended December 31, 2025 included in the Company’s Annual Report on Form 10-K filed with the SEC on February 26, 2026. The assumptions used were not materially changed from those described in Note 10 but were updated at each valuation date to reflect the then-current value of each variable. The fair value of PSUs was estimated at each valuation date using the market price of our Common Stock on the relevant valuation date and an adjustment to reflect actual performance in any completed performance year and an assumption regarding attainment of the performance goals for the remaining performance period. The following are the details for the compensation actually paid to Mr. Cobb:

Mr. Cobb.

In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Mr. Cobb in the “Summary Compensation Table.” Importantly, the dollar amounts do not reflect the actual amount of compensation earned by, or paid to, Mr. Cobb during fiscal 2025.

Description	2025 ($)

Change in Pension Value Deduction	—
Pension Service Cost Addition	—
Prior Pension Service Cost Addition	—
Stock and Option Awards Adjustment (a)	14,740,495

(a)
The amounts added or deducted in calculated stock and performance option award adjustments include:

Year	Deduction for Grant-Date Fair Value of Equity Awards Granted in the Year ($)	Year-End Fair Value of Outstanding and Unvested Awards Granted in the Year ($)	Year-over- Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments* ($)

2025	(6,399,993)	9,708,535	3,391,893	—	(1,112,144)	—	—	14,740,495

*
Sums may not add up due to rounding.
(5)
The Non-PEO NEOs for fiscal 2025 are Jessica Ross, Jason Bailey, Balakrishnan Ganesh, Jeffrey Fiarman and Evan Iverson, for fiscal 2024 are Jessica Ross, Jeffrey Fiarman, Kathryn Collins and Evan Iverson, for fiscal 2023 are Jessica Ross and Jeffrey Fiarman, for fiscal 2022 are Jessica Ross, Brian Turcotte and Jeffrey Fiarman and for fiscal 2021 and fiscal 2020 are Brian Turcotte and Jeffrey Fiarman. The dollar amounts reported in this column represent the average of the total amounts reported for our non-PEO NEOs for each corresponding year in the “Total” column of the “Summary Compensation Table” of each applicable proxy statement.
(6)
The fair value of each PSO award that remained subject to both service- and market-based vesting conditions as of the relevant valuation date was estimated in accordance with Topic 718 using a Monte-Carlo pricing model, and the fair value of each PSO award that remained subject only to service-based vesting conditions as of the valuation date was estimated in accordance with Topic 718 using a Black-Scholes pricing model and the key input variables (assumptions), each as described in Note 10 to our financial statements for the fiscal year ended December 31, 2025 included in the Company’s Annual Report on Form 10-K filed with the SEC on February 26, 2026. The assumptions used were not materially changed from those described in Note 10 but were updated at each valuation date to reflect the then-current value of each variable. The fair value of PSUs was estimated at each valuation date using the market price of our Common Stock on the relevant valuation date and an adjustment to reflect actual performance in any completed performance year and an assumption regarding attainment of the performance goals for the remaining performance period. The following are the details for the Non-PEO NEOs in fiscal 2025.

Non-PEO NEOs.

In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, when calculating the “average compensation actually paid” for our non-PEO NEOs the following adjustments were made to the amounts reported in the “Summary Compensation Table.” Importantly, the dollar amounts do not reflect the actual average amount of compensation earned by, or paid to, our other NEOs as a group for fiscal 2025.

Description	2025 ($)

Change in Pension Value Deduction	—
Pension Service Cost Addition	—
Prior Pension Service Cost Addition	—
Stock and Option Awards Adjustment (a)	3,717,818

(a)
The amounts added or deducted in calculated stock and option award adjustments include:

Year	Deduction for Grant-Date Fair Value of Equity Awards Granted in the Year ($)	Year-End Fair Value of Outstanding and Unvested Awards Granted in the Year ($)	Year-over- Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments* ($)
2025	(1,715,993)	2,248,874	479,993	35,870	(197,043)	-	-	3,717,818

*
Sums may not add up due to rounding.
(7)
TSR is calculated assuming an investment of $100 at market close on December 31, 2020 through and including the end of the fiscal year for each year reported in the table as required by the rule.
(8)
For purposes of this disclosure, the Company used the S&P 500 Professional and Commercial Services Industry Group Index (the “Index”) as its peer group, consistent with the prior year.
(9)
For purposes of Item 402(v) of Regulation S-K, we have identified Revenue as our Company Selected Metric. Although Revenue is one important financial performance measure, among others, that the Compensation Committee considers when making compensation decisions with the intent of aligning compensation with Company performance, the Compensation Committee has not historically and does not currently evaluate “compensation actually paid” as calculated pursuant to Item 402(v)(2) as part of its executive compensation determinations; accordingly, the Compensation Committee does not actually use any financial performance measure specifically to link executive compensation actually paid to Company performance.

Company Selected Measure Name			Revenue
Named Executive Officers, Footnote
(1)
The Former PEO is Rexford Tibbens. Mr. Tibbens served as our CEO during fiscal 2020, fiscal 2021 and fiscal 2022 until June 1, 2022. The dollar amounts reported in this column represent the total amounts reported for Mr. Tibbens for each corresponding year in the “Total” column of the “Summary Compensation Table” previously reported in our 2023 Proxy Statement.
(3)
The Current PEO is William Cobb. Mr. Cobb has served as our CEO since June 1, 2022. The dollar amounts reported in this column represent the total amounts reported for Mr. Cobb for fiscal 2022, 2023, 2024 and 2025 in the “Total” column of the “Summary Compensation Table” of this Proxy Statement.

Peer Group Issuers, Footnote			(8) For purposes of this disclosure, the Company used the S&P 500 Professional and Commercial Services Industry Group Index (the “Index”) as its peer group, consistent with the prior year.
Adjustment To PEO Compensation, Footnote

Mr. Cobb.

In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Mr. Cobb in the “Summary Compensation Table.” Importantly, the dollar amounts do not reflect the actual amount of compensation earned by, or paid to, Mr. Cobb during fiscal 2025.

Description	2025 ($)

Change in Pension Value Deduction	—
Pension Service Cost Addition	—
Prior Pension Service Cost Addition	—
Stock and Option Awards Adjustment (a)	14,740,495

(a)
The amounts added or deducted in calculated stock and performance option award adjustments include:

Year	Deduction for Grant-Date Fair Value of Equity Awards Granted in the Year ($)	Year-End Fair Value of Outstanding and Unvested Awards Granted in the Year ($)	Year-over- Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments* ($)

2025	(6,399,993)	9,708,535	3,391,893	—	(1,112,144)	—	—	14,740,495

*
Sums may not add up due to rounding.

Non-PEO NEO Average Total Compensation Amount			$ 2,866,116	$ 2,472,846	$ 2,908,481	$ 1,902,297	$ 1,775,991
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,717,818	3,848,778	4,183,733	974,991	868,992
Adjustment to Non-PEO NEO Compensation Footnote

Non-PEO NEOs.

In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, when calculating the “average compensation actually paid” for our non-PEO NEOs the following adjustments were made to the amounts reported in the “Summary Compensation Table.” Importantly, the dollar amounts do not reflect the actual average amount of compensation earned by, or paid to, our other NEOs as a group for fiscal 2025.

Description	2025 ($)

Change in Pension Value Deduction	—
Pension Service Cost Addition	—
Prior Pension Service Cost Addition	—
Stock and Option Awards Adjustment (a)	3,717,818

(a)
The amounts added or deducted in calculated stock and option award adjustments include:

Year	Deduction for Grant-Date Fair Value of Equity Awards Granted in the Year ($)	Year-End Fair Value of Outstanding and Unvested Awards Granted in the Year ($)	Year-over- Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments* ($)
2025	(1,715,993)	2,248,874	479,993	35,870	(197,043)	-	-	3,717,818

*
Sums may not add up due to rounding.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Required Tabular Disclosure of Most Important Measures Linking Compensation Actually Paid During 2025 to Company Performance

SEC rules require that we disclose the most important financial performance measures that the Company uses to link compensation actually paid to our NEOs for fiscal 2025 to Company performance. These measures are as follows:

Financial Measures Linking Compensation to Performance
Revenue
Adjusted EBITDA
Stock Price

For further information about our compensation program and the ways in which compensation actually paid to our NEOs is linked to Company financial performance, as well as the use of the above financial measures in our executive compensation program, see the “Compensation Discussion and Analysis” section above.

Total Shareholder Return Amount			$ 114.9	108.88	70.15	41.43	72.99
Peer Group Total Shareholder Return Amount			159.96	168.24	142.21	117.82	130.35
Net Income (Loss)			$ 255,000,000	$ 235,000,000	$ 171,000,000	$ 71,000,000	$ 128,000,000
Company Selected Measure Amount			2,093,000,000	1,843,000,000	1,780,000,000	1,662,000,000	1,602,000,000
PEO Name	Mr. Tibbens	Mr. Cobb	Mr. Cobb	Mr. Cobb	Mr. Cobb		Mr. Tibbens	Mr. Tibbens
Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
Non-GAAP Measure Description
(9)
For purposes of Item 402(v) of Regulation S-K, we have identified Revenue as our Company Selected Metric. Although Revenue is one important financial performance measure, among others, that the Compensation Committee considers when making compensation decisions with the intent of aligning compensation with Company performance, the Compensation Committee has not historically and does not currently evaluate “compensation actually paid” as calculated pursuant to Item 402(v)(2) as part of its executive compensation determinations; accordingly, the Compensation Committee does not actually use any financial performance measure specifically to link executive compensation actually paid to Company performance.

Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name			Stock Price
Cobb [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 9,152,205	$ 8,429,289	$ 7,890,857	$ 5,164,747
PEO Actually Paid Compensation Amount			14,740,495	$ 15,254,439	$ 13,246,252	3,139,666
Tibbens [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						5,432,772	$ 6,150,602
PEO Actually Paid Compensation Amount						$ (5,857,591)	$ 1,948,362
PEO | Cobb [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Cobb [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Cobb [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Cobb [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,399,993)
PEO | Cobb [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,708,535
PEO | Cobb [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,391,893
PEO | Cobb [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Cobb [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,112,144)
PEO | Cobb [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Cobb [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,715,993)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,248,874
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			479,993
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			35,870
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(197,043)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0